Annual Operating Expenses - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIP Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio - Investor Class
Apr. 29, 2023
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.75%